Business and Summary of Significant Accounting Policies Warranty Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	$ 5,824	$ 4,153	$ 4,858
Additions charged to costs and expenses for current-year sales	9,368	9,437	4,603
Deductions from reserves	(6,486)	(8,118)	(6,070)
Changes in liability for pre-existing warranties during the current year, including expirations	1,322	352	230
Acquired warranty reserve	0	0	532
Balance at end of period	$ 10,028	$ 5,824	$ 4,153